Credit Facility and Term Loans - Schedule of Credit Facility and Term Loans (Details) (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Less: deferred debt issuance costs		$ (400)	$ (100)
Total Mid Cap credit facility	$ 13,640	14,451	3,631
Term loan-non current portion	13,339	13,049	4,732
Mid Cap Credit Facility
Debt Instrument [Line Items]
Mid Cap Credit facility	15,114	16,455	4,575
Less: deferred debt issuance costs	(1,442)	(1,960)	(876)
Less discount associated with issuance of warrants		(44)	(68)
Total Mid Cap credit facility	13,640	14,451	3,631
Midcap Term Loan
Debt Instrument [Line Items]
Mid Cap Term loan			6,841
Less: deferred debt issuance costs			(204)
Less discount associated with issuance of warrants			(16)
Total Mid Cap term loan			6,621
Less-current portion			(1,889)
Term loan-non current portion			$ 4,732
Horizon Term Loan
Debt Instrument [Line Items]
Horizon term loan	15,000	15,000
Less: deferred debt issuance costs	(906)	(1,022)
Less discount associated with issuance of warrants	(755)	(929)
Total Horizon term loan	13,339	13,049
Less-current portion	0	0
Term loan-non current portion	$ 13,339	$ 13,049